UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-07177

Name of Fund:  BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Mid Cap Value             Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 55 East 52nd Street, New York,             NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 01/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Mid Cap Value Opportunities Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.6%
KLX, Inc. (a)	172,270	$6,737,480
Orbital ATK, Inc.	91,000	7,791,420
Triumph Group, Inc.	102,648	4,781,344

		19,310,244
Air Freight & Logistics — 1.5%
Expeditors International of Washington, Inc.	164,531	8,191,998
Airlines — 0.6%
JetBlue Airways Corp. (a)	122,300	3,037,932
Auto Components — 0.7%
Lear Corp.	29,303	3,664,633
Banks — 7.5%
Citizens Financial Group, Inc.	277,740	6,749,082
East West Bancorp, Inc.	85,100	3,437,189
FCB Financial Holdings, Inc., Class A (a)	42,400	1,507,744
First Horizon National Corp.	329,121	4,666,936
First Niagara Financial Group, Inc.	737,100	7,628,985
Hancock Holding Co.	103,500	2,856,600
Prosperity Bancshares, Inc.	44,500	2,286,410
Synovus Financial Corp.	206,100	6,518,943
Valley National Bancorp	467,600	4,909,800

		40,561,689
Capital Markets — 0.8%
Ares Management LP	255,884	4,142,762
Chemicals — 3.2%
Albemarle Corp.	157,049	8,405,262
Axiall Corp.	79,607	1,612,042
FMC Corp.	125,400	5,105,034
Methanex Corp.	53,100	2,120,283

		17,242,621
Commercial Services & Supplies — 1.8%
ADT Corp.	196,906	6,505,774
Pitney Bowes, Inc.	163,695	3,380,302

		9,886,076
Communications Equipment — 1.5%
ARRIS Group, Inc. (a)	162,332	4,587,502
Juniper Networks, Inc.	107,500	3,374,425

		7,961,927
Construction & Engineering — 1.2%
KBR, Inc.	347,100	6,400,524
Consumer Finance — 1.1%
SLM Corp. (a)	853,032	6,022,406
Containers & Packaging — 2.2%
Owens-Illinois, Inc. (a)	146,200	3,150,610

Common Stocks	Shares	Value
Containers & Packaging (continued)
Packaging Corp. of America	70,700	$4,839,415
WestRock Co.	73,600	3,956,736

		11,946,761
Distributors — 0.7%
LKQ Corp. (a)	130,455	3,862,773
Electric Utilities — 4.5%
ALLETE, Inc.	76,600	3,846,086
FirstEnergy Corp.	10,600	330,720
OGE Energy Corp.	264,200	7,532,342
PNM Resources, Inc.	206,300	5,801,156
Westar Energy, Inc.	174,700	6,935,590

		24,445,894
Electrical Equipment — 1.8%
AMETEK, Inc.	65,650	3,598,933
Hubbell, Inc., Class B	66,200	6,411,470

		10,010,403
Electronic Equipment, Instruments & Components — 2.9%
Arrow Electronics, Inc. (a)	94,800	5,213,052
Ingram Micro, Inc., Class A	212,015	6,313,806
Knowles Corp. (a)(b)	249,995	4,164,917

		15,691,775
Energy Equipment & Services — 2.6%
Oceaneering International, Inc.	106,600	4,479,332
Patterson-UTI Energy, Inc.	354,900	5,284,461
Superior Energy Services, Inc.	313,000	4,432,080

		14,195,873
Food & Staples Retailing — 1.0%
Supervalu, Inc. (a)	828,192	5,441,221
Food Products — 1.6%
Pinnacle Foods, Inc.	90,572	3,992,414
Tyson Foods, Inc., Class A	107,169	4,754,017

		8,746,431
Gas Utilities — 0.6%
National Fuel Gas Co.	57,100	2,999,463
Health Care Equipment & Supplies — 4.4%
Halyard Health, Inc. (a)	209,618	6,221,462
Teleflex, Inc.	78,120	10,389,960
Varian Medical Systems, Inc. (a)	93,437	7,337,608

		23,949,030
Health Care Providers & Services — 2.0%
Owens & Minor, Inc.	305,052	10,936,114
Household Durables — 2.3%
Jarden Corp. (a)	120,998	5,420,710
Mohawk Industries, Inc. (a)	21,034	4,112,147

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund

Common Stocks	Shares	Value
Household Durables (continued)
Newell Rubbermaid, Inc.	65,320	$2,771,528

		12,304,385
Industrial Conglomerates — 0.9%
Carlisle Cos., Inc.	57,800	5,028,600
Insurance — 6.0%
Alleghany Corp. (a)	11,700	5,806,359
Arch Capital Group Ltd. (a)	54,900	4,111,461
Arthur J Gallagher & Co.	67,600	2,956,148
CNO Financial Group, Inc.	67,800	1,302,438
FNF Group	108,700	3,834,936
Hanover Insurance Group, Inc.	85,800	7,228,650
Old Republic International Corp.	71,000	1,280,840
W.R. Berkley Corp.	111,200	6,208,296

		32,729,128
IT Services — 3.8%
Acxiom Corp. (a)	235,588	5,211,207
Amdocs Ltd.	56,200	3,347,834
DST Systems, Inc.	55,800	6,815,970
Jack Henry & Associates, Inc.	67,953	5,255,485

		20,630,496
Life Sciences Tools & Services — 0.9%
VWR Corp. (a)	175,571	4,829,958
Machinery — 1.4%
Dover Corp.	32,100	2,068,203
Joy Global, Inc.	35,900	616,762
Xylem, Inc.	128,600	4,682,326

		7,367,291
Media — 2.6%
AMC Entertainment Holdings, Inc., Class A	97,299	2,663,073
Cable One, Inc. (a)	14,370	6,228,533
Live Nation Entertainment, Inc. (a)	126,373	3,447,455
Tribune Media Co., Class A	41,205	1,661,798

		14,000,859
Metals & Mining — 2.3%
Carpenter Technology Corp.	135,700	4,520,167
Steel Dynamics, Inc.	274,700	5,073,709
United States Steel Corp. (b)	241,000	2,814,880

		12,408,756
Multi-Utilities — 3.2%
Alliant Energy Corp.	97,100	5,730,842
MDU Resources Group, Inc.	233,600	4,405,696
TECO Energy, Inc.	266,500	7,195,500

		17,332,038

Common Stocks	Shares	Value
Multiline Retail — 0.8%
Big Lots, Inc.	37,970	$1,750,417
Dollar Tree, Inc. (a)	43,743	2,864,729

		4,615,146
Oil, Gas & Consumable Fuels — 5.3%
Concho Resources, Inc. (a)	46,500	5,389,815
Energen Corp.	142,400	8,280,560
HollyFrontier Corp.	26,400	1,292,808
Murphy USA, Inc. (a)	78,169	4,797,232
Oasis Petroleum, Inc. (a)(b)	240,656	2,798,829
SM Energy Co.	176,600	5,889,610

		28,448,854
Paper & Forest Products — 0.9%
Domtar Corp.	117,200	4,833,328
Personal Products — 0.9%
Edgewell Personal Care Co.	60,766	5,147,488
Pharmaceuticals — 0.8%
Mallinckrodt PLC (a)	62,352	4,094,656
Professional Services — 0.8%
Manpowergroup, Inc.	30,100	2,762,578
TransUnion (a)	53,300	1,370,343

		4,132,921
Real Estate Investment Trusts (REITs) — 4.0%
LTC Properties, Inc. (b)	165,534	7,093,132
Outfront Media, Inc.	122,809	2,899,520
Tanger Factory Outlet Centers, Inc.	259,718	9,077,144
WP Glimcher, Inc.	219,985	2,556,226

		21,626,022
Real Estate Management & Development — 1.4%
Alexander & Baldwin, Inc.	203,565	7,682,543
Semiconductors & Semiconductor Equipment — 3.5%
Atmel Corp.	562,000	4,271,200
Cypress Semiconductor Corp. (a)	537,900	5,669,466
First Solar, Inc. (a)	52,400	2,990,468
Microchip Technology, Inc.	92,900	4,486,141
Micron Technology, Inc. (a)	92,312	1,528,687
Qorvo, Inc. (a)	6,200	272,366

		19,218,328
Software — 1.9%
Activision Blizzard, Inc.	100,000	3,476,000
Netscout Systems, Inc. (a)	62,900	2,256,223
PTC, Inc. (a)	124,275	4,404,306

		10,136,529
Specialty Retail — 2.9%
GNC Holdings, Inc., Class A	99,240	2,952,390
Signet Jewelers Ltd.	18,793	2,836,615

2	BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund

Common Stocks	Shares	Value
Specialty Retail (continued)
Staples, Inc.	543,141	$7,055,402
Urban Outfitters, Inc. (a)	91,148	2,606,833

		15,451,240
Technology Hardware, Storage & Peripherals — 0.4%
Stratasys Ltd. (a)(b)	84,000	2,142,000
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp. (a)	50,004	2,783,223
Thrifts & Mortgage Finance — 2.5%
New York Community Bancorp, Inc.	500,100	8,261,652
People’s United Financial, Inc.	315,700	5,035,415

		13,297,067
Trading Companies & Distributors — 0.6%
MSC Industrial Direct Co., Inc., Class A	52,000	3,264,040
Total Long-Term Investments (Cost — $496,338,549) — 98.4%		532,153,446

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	9,513,386	$9,513,386
BlackRock Liquidity Series, LLC, Money Market Series, 0.25% (c)(d)(e)	11,963,019	11,963,019
Total Short-Term Securities (Cost — $21,476,405) — 4.0%		21,476,405
Total Investments (Cost — $517,814,954*) — 102.4%		553,629,851
Liabilities in Excess of Other Assets — (2.4)%		(12,978,701)

Net Assets — 100.0%		$540,651,150

*	As of October 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$520,293,579

Gross unrealized appreciation	$72,135,242
Gross unrealized depreciation	(36,320,345)

Net unrealized appreciation	$35,814,897

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at January 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,039,841	3,473,545	9,513,386	$919
BlackRock Liquidity Series, LLC, Money Market Series	854,400	11,108,619	11,963,019	$54,088

(d)	Represents the current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2015	3

Schedule of Investments (concluded)	BlackRock Mid Cap Value Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$532,153,446	—	—	$532,153,446
Short-Term Securities	9,513,386	$11,963,019	—	21,476,405

Total	$541,666,832	$11,963,019	—	$553,629,851

[1] See above Schedule of Investments for values in each sector.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, collateral on securities loaned at value of $11,963,019 is categorized as Level 2 within the disclosure hierarchy.

During the period ended October 31, 2015, there were no transfers between levels.

4	BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date:	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date:	December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date:	December 22, 2015